Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of maturities of lease liabilities

The following table sets forth the five-year maturity schedule of the Company’s lease liabilities:

For the years ending December 31,	Amount
2023	$23
2024	4
2025	—
2026	—
2027	—
Total operating lease payments	$27
Less: imputed interest	(7)
Present value of operating lease liabilities	$20

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

Future Minimum
For the year ending December 31,	Rentals
2023	$925
2024	392
2025	72
2026	38
2027	25
Total	$1,452